Distribution Date:	12/12/23	GS Mortgage Securities Corporation II
Determination Date:	12/06/23
Next Distribution Date:	01/12/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2014-GC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6		Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7		1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
			900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	24		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
		Controlling Class	Deer Park Road Management Company, LP
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
Interest Shortfall Detail - Collateral Level	27		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Supplemental Notes	28		1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253BAQ6	1.290000%	36,754,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253BAR4	2.903000%	8,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253BAS2	3.516000%	197,682,000.00	49,204,584.42	263,780.70	144,169.43	0.00	0.00	407,950.13	48,940,803.72	40.16%	30.00%
A-4	36253BAT0	3.587000%	160,000,000.00	160,000,000.00	0.00	478,266.67	0.00	0.00	478,266.67	160,000,000.00	40.16%	30.00%
A-5	36253BAU7	3.862000%	217,072,000.00	217,072,000.00	0.00	698,610.05	0.00	0.00	698,610.05	217,072,000.00	40.16%	30.00%
A-AB	36253BAV5	3.467000%	52,638,000.00	2,955,262.92	2,954,323.39	8,538.25	0.00	0.00	2,962,861.64	939.53	40.16%	30.00%
A-S	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00	33.58%	25.13%
B	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00	23.45%	17.63%
C	36253BBB8	4.685150%	38,458,000.00	38,458,000.00	0.00	150,151.23	0.00	0.00	150,151.23	38,458,000.00	18.05%	13.63%
D	36253BAE3	4.685150%	60,092,000.00	60,092,000.00	0.00	234,616.67	0.00	0.00	234,616.67	60,092,000.00	9.61%	7.38%
E	36253BAG8	3.582000%	16,826,000.00	16,826,000.00	0.00	50,225.61	0.00	0.00	50,225.61	16,826,000.00	7.25%	5.63%
F*	36253BAJ2	3.582000%	20,431,000.00	20,431,000.00	0.00	23,978.57	0.00	0.00	23,978.57	20,431,000.00	4.38%	3.50%
G	36253BAL7	3.582000%	33,651,512.00	31,155,223.45	0.00	0.00	0.00	0.00	0.00	31,155,223.45	0.00%	0.00%
S	36253BBC6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253BAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			961,465,514.00	715,176,070.79	3,218,104.09	2,213,072.77	0.00	0.00	5,431,176.86	711,957,966.70

X-A	36253BAW3	0.929066%	719,897,000.00	476,103,847.34	0.00	368,609.93	0.00	0.00	368,609.93	472,885,743.25
X-B	36253BAX1	0.294150%	72,110,000.00	72,110,000.00	0.00	17,675.94	0.00	0.00	17,675.94	72,110,000.00
X-C	36253BAA1	1.103150%	16,826,000.00	16,826,000.00	0.00	15,468.00	0.00	0.00	15,468.00	16,826,000.00
X-D	36253BAC7	1.103150%	54,082,512.00	51,586,223.45	0.00	47,422.77	0.00	0.00	47,422.77	51,586,223.45
Notional SubTotal			862,915,512.00	616,626,070.79	0.00	449,176.64	0.00	0.00	449,176.64	613,407,966.70

Deal Distribution Total					3,218,104.09	2,662,249.41	0.00	0.00	5,880,353.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253BAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253BAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253BAS2	248.90776307	1.33436883	0.72929973	0.00000000	0.00000000	0.00000000	0.00000000	2.06366857	247.57339424
A-4	36253BAT0	1,000.00000000	0.00000000	2.98916669	0.00000000	0.00000000	0.00000000	0.00000000	2.98916669	1,000.00000000
A-5	36253BAU7	1,000.00000000	0.00000000	3.21833332	0.00000000	0.00000000	0.00000000	0.00000000	3.21833332	1,000.00000000
A-AB	36253BAV5	56.14314602	56.12529712	0.16220696	0.00000000	0.00000000	0.00000000	0.00000000	56.28750408	0.01784889
A-S	36253BAY9	1,000.00000000	0.00000000	3.42750000	0.00000000	0.00000000	0.00000000	0.00000000	3.42750000	1,000.00000000
B	36253BAZ6	1,000.00000000	0.00000000	3.65916669	0.00000000	0.00000000	0.00000000	0.00000000	3.65916669	1,000.00000000
C	36253BBB8	1,000.00000000	0.00000000	3.90429117	0.00000000	0.00000000	0.00000000	0.00000000	3.90429117	1,000.00000000
D	36253BAE3	1,000.00000000	0.00000000	3.90429125	0.00000000	0.00000000	0.00000000	0.00000000	3.90429125	1,000.00000000
E	36253BAG8	1,000.00000000	0.00000000	2.98500000	0.00000000	0.00000000	0.00000000	0.00000000	2.98500000	1,000.00000000
F	36253BAJ2	1,000.00000000	0.00000000	1.17363663	1.81136361	6.70947139	0.00000000	0.00000000	1.17363663	1,000.00000000
G	36253BAL7	925.81942380	0.00000000	0.00000000	2.76357092	55.43064573	0.00000000	0.00000000	0.00000000	925.81942380
S	36253BBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253BAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253BAW3	661.34995331	0.00000000	0.51203149	0.00000000	0.00000000	0.00000000	0.00000000	0.51203149	656.87972481
X-B	36253BAX1	1,000.00000000	0.00000000	0.24512467	0.00000000	0.00000000	0.00000000	0.00000000	0.24512467	1,000.00000000
X-C	36253BAA1	1,000.00000000	0.00000000	0.91929157	0.00000000	0.00000000	0.00000000	0.00000000	0.91929157	1,000.00000000
X-D	36253BAC7	953.84296221	0.00000000	0.87685960	0.00000000	0.00000000	0.00000000	0.00000000	0.87685960	953.84296221

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	144,169.43	0.00	144,169.43	0.00	0.00	0.00	144,169.43	0.00
A-4	11/01/23 - 11/30/23	30	0.00	478,266.67	0.00	478,266.67	0.00	0.00	0.00	478,266.67	0.00
A-5	11/01/23 - 11/30/23	30	0.00	698,610.05	0.00	698,610.05	0.00	0.00	0.00	698,610.05	0.00
A-AB	11/01/23 - 11/30/23	30	0.00	8,538.25	0.00	8,538.25	0.00	0.00	0.00	8,538.25	0.00
X-A	11/01/23 - 11/30/23	30	0.00	368,609.93	0.00	368,609.93	0.00	0.00	0.00	368,609.93	0.00
X-B	11/01/23 - 11/30/23	30	0.00	17,675.94	0.00	17,675.94	0.00	0.00	0.00	17,675.94	0.00
X-C	11/01/23 - 11/30/23	30	0.00	15,468.00	0.00	15,468.00	0.00	0.00	0.00	15,468.00	0.00
X-D	11/01/23 - 11/30/23	30	0.00	47,422.77	0.00	47,422.77	0.00	0.00	0.00	47,422.77	0.00
A-S	11/01/23 - 11/30/23	30	0.00	160,653.78	0.00	160,653.78	0.00	0.00	0.00	160,653.78	0.00
B	11/01/23 - 11/30/23	30	0.00	263,862.51	0.00	263,862.51	0.00	0.00	0.00	263,862.51	0.00
C	11/01/23 - 11/30/23	30	0.00	150,151.23	0.00	150,151.23	0.00	0.00	0.00	150,151.23	0.00
D	11/01/23 - 11/30/23	30	0.00	234,616.67	0.00	234,616.67	0.00	0.00	0.00	234,616.67	0.00
E	11/01/23 - 11/30/23	30	0.00	50,225.61	0.00	50,225.61	0.00	0.00	0.00	50,225.61	0.00
F	11/01/23 - 11/30/23	30	99,775.41	60,986.53	0.00	60,986.53	37,007.97	0.00	0.00	23,978.57	137,081.21
G	11/01/23 - 11/30/23	30	1,767,052.05	92,998.34	0.00	92,998.34	92,998.34	0.00	0.00	0.00	1,865,325.04
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,866,827.46	2,792,255.71	0.00	2,792,255.71	130,006.31	0.00	0.00	2,662,249.41	2,002,406.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36253BBB8	4.685150%	38,458,000.00	38,458,000.00	0.00	150,151.23	0.00	0.00	150,151.23	38,458,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			157,440,000.03	157,440,000.00	0.00	574,667.52	0.00	0.00	574,667.52	157,440,000.00

Exchangeable Certificate Details
PEZ	36253BBA0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	5,880,353.50
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	3
Aggregate Unpaid Principal Balance	112,556,284.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,807,988.09	Master Servicing Fee	10,922.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,865.42
Interest Adjustments	0.00	Trustee Fee	309.91
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	297.99
ARD Interest	0.00	Operating Advisor Fee	804.57
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	1,532.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,807,988.09	Total Fees	15,732.39

Principal		Expenses/Reimbursements
Scheduled Principal	909,050.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	105,297.98
Principal Prepayments	2,309,053.18	Special Servicing Fees (Monthly)	24,708.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,218,104.09	Total Expenses/Reimbursements	130,006.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,662,249.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,218,104.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,880,353.50
Total Funds Collected	6,026,092.18	Total Funds Distributed	6,026,092.20

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	715,176,070.79	715,176,070.79	Beginning Certificate Balance	715,176,070.79
(-) Scheduled Principal Collections	909,050.91	909,050.91	(-) Principal Distributions	3,218,104.09
(-) Unscheduled Principal Collections	2,309,053.18	2,309,053.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	711,957,966.70	711,957,966.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	715,662,756.09	715,662,756.09	Ending Certificate Balance	711,957,966.70
Ending Actual Collateral Balance	712,524,257.05	712,524,257.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP	Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP
3,000,000 or less	4	9,345,982.18	1.31%	6	5.0002	2.070754	1.30 or less	9	161,816,839.80	22.73%	(13)	4.5898	0.283012
3,000,001 to 5,000,000	10	40,597,389.37	5.70%	5	4.8987	2.129852	1.31-1.40	3	125,698,213.35	17.66%	4	4.6851	1.331450
5,000,001 to 10,000,000	12	82,834,628.46	11.63%	6	4.8895	1.419075	1.41-1.50	2	22,685,233.83	3.19%	6	4.6537	1.458049
10,000,001 to 15,000,000	9	107,400,398.71	15.09%	6	4.6953	1.440521	1.51-1.60	4	116,794,135.86	16.40%	5	4.6411	1.530586
15,000,001 to 20,000,000	1	17,761,383.22	2.49%	6	4.7190	(1.180400)	1.61-1.70	6	41,064,708.62	5.77%	6	4.8037	1.656713
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	23,223,367.39	3.26%	6	4.6092	1.774150
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	1	3,158,291.36	0.44%	5	5.0890	1.897500
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.20	4	23,563,638.46	3.31%	5	4.9064	2.034544
80,000,001 to 100,000,000	2	185,000,000.00	25.98%	(11)	4.5262	0.943424	2.21 or greater	8	34,935,353.27	4.91%	5	4.9647	2.582276
100,000,001 or greater	1	110,000,000.00	15.45%	4	4.6600	1.333900	Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497
Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	159,018,184.76	22.34%	5	4.8043	NAP
							Defeased	30	159,018,184.76	22.34%	5	4.8043	NAP
Alabama	3	16,344,725.59	2.30%	6	4.6988	1.829442
							Industrial	3	17,130,378.50	2.41%	5	4.7725	1.989742
Arizona	1	6,099,308.88	0.86%	5	4.9290	2.285800
							Lodging	2	18,596,241.61	2.61%	5	5.0573	1.179486
California	3	14,810,507.67	2.08%	6	4.9018	1.874307
							Mixed Use	4	112,559,599.79	15.81%	(21)	4.5139	0.629549
Colorado	3	7,437,598.19	1.04%	6	4.8323	1.459604
							Multi-Family	3	21,423,746.59	3.01%	6	4.6518	1.079093
Florida	2	15,987,086.14	2.25%	5	4.6358	1.494786
							Office	15	181,911,597.53	25.55%	5	4.6577	1.175260
Georgia	1	4,488,894.73	0.63%	6	4.9175	1.645900
							Retail	17	190,562,278.83	26.77%	5	4.7431	1.497279
Indiana	1	2,511,925.90	0.35%	6	5.1000	2.654600
							Self Storage	5	10,755,939.07	1.51%	6	5.0182	2.720380
Kentucky	1	12,277,976.22	1.72%	6	4.6500	1.467500
							Totals	79	711,957,966.70	100.00%	1	4.7090	1.287497
Maine	1	110,000,000.00	15.45%	4	4.6600	1.333900

Michigan	7	46,686,949.21	6.56%	5	4.8156	0.642248

New Hampshire	1	11,630,807.82	1.63%	5	4.7400	0.741400

New Mexico	1	12,875,378.46	1.81%	6	4.5470	1.793800

North Carolina	4	104,918,684.79	14.74%	(23)	4.5333	0.465895

North Dakota	1	3,050,251.22	0.43%	6	5.0000	1.539300

Ohio	2	20,272,717.63	2.85%	6	4.7168	0.864009

Pennsylvania	5	26,649,879.78	3.74%	6	4.9604	1.723578

South Carolina	2	19,198,518.66	2.70%	5	4.8983	1.663600

Texas	3	17,698,570.04	2.49%	6	4.6635	1.687739

Washington	7	100,000,001.00	14.05%	5	4.6080	1.526800

Totals	79	711,957,966.70	100.00%	1	4.7090	1.287497

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP	Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP
	4.500% or less	1	85,000,000.00	11.94%	(30)	4.4300	0.257100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	326,603,269.58	45.87%	5	4.6370	1.269176	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	17	109,309,641.93	15.35%	5	4.8940	1.704607	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	32,026,870.43	4.50%	6	5.0800	1.738454	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	39	552,939,781.94	77.66%	0	4.6816	1.226856
	Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497	Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP	Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP
	60 months or less	39	552,939,781.94	77.66%	0	4.6816	1.226856	Interest Only	3	295,000,000.00	41.44%	(5)	4.5761	1.089025
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	36	257,939,781.94	36.23%	6	4.8023	1.384490
	Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	159,018,184.76	22.34%	5	4.8043	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	534,297,824.28	75.05%	(1)	4.6790	1.204926
	13 months to 24 months	3	18,641,957.66	2.62%	5	4.7576	1.855395
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	711,957,966.70	100.00%	1	4.7090	1.287497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304101154	RT	South Portland	ME	Actual/360	4.660%	427,166.67	0.00	0.00	N/A	04/03/24	--	110,000,000.00	110,000,000.00	12/03/23
2	302090002	OF	Seattle	WA	Actual/360	4.608%	384,000.00	0.00	0.00	N/A	05/06/24	--	100,000,000.00	100,000,000.00	12/06/23
3	304101183	MU	Charlotte	NC	Actual/360	4.430%	313,791.67	0.00	0.00	N/A	06/06/21	--	85,000,000.00	85,000,000.00	12/06/21
7	302090007	MF	Various	IL	Actual/360	4.990%	129,111.13	49,447.01	0.00	N/A	06/06/24	--	31,048,768.49	30,999,321.48	12/06/23
8	302090008	MF	Pittsfield Township	MI	Actual/360	4.840%	122,920.43	49,963.73	0.00	N/A	05/06/24	02/06/24	30,476,139.33	30,426,175.60	12/06/23
9	407000246	SS	Various	CA	Actual/360	4.878%	104,658.36	59,462.05	0.00	N/A	02/06/24	--	25,743,575.06	25,684,113.01	12/06/23
10	407000259	OF	Huntsville	AL	Actual/360	4.595%	48,661.94	28,185.42	0.00	N/A	06/06/24	--	12,709,614.65	12,681,429.23	12/06/23
11	407000257	IN	Tampa	FL	Actual/360	4.595%	21,411.25	12,401.59	0.00	N/A	06/06/24	--	5,592,230.23	5,579,828.64	12/06/23
12	302090012	OF	Southfield	MI	Actual/360	4.719%	70,010.79	41,742.00	0.00	N/A	06/06/24	--	17,803,125.22	17,761,383.22	10/06/23
13	302090013	MF	Shelby Township	MI	Actual/360	4.592%	56,807.56	35,382.39	0.00	N/A	06/06/24	--	14,845,181.83	14,809,799.44	12/06/23
14	302090014	MF	Kent	OH	Actual/360	4.597%	52,012.20	32,339.55	0.00	N/A	06/06/24	--	13,577,255.96	13,544,916.41	12/06/23
15	695100283	MU	Bloomfield Township	MI	Actual/360	4.842%	54,221.21	31,186.33	0.00	N/A	05/06/24	--	13,437,723.60	13,406,537.27	12/06/23
16	695100293	RT	Gallup	NM	Actual/360	4.547%	48,896.08	28,799.89	0.00	N/A	06/06/24	--	12,904,178.35	12,875,378.46	12/06/23
17	302090017	OF	Lexington	KY	Actual/360	4.650%	47,682.11	27,085.23	0.00	N/A	06/06/24	--	12,305,061.45	12,277,976.22	12/06/23
18	304101176	OF	Portsmouth	NH	Actual/360	4.740%	46,049.99	27,417.32	0.00	N/A	05/06/24	--	11,658,225.30	11,630,807.98	12/06/23
19	302090019	SS	Various	AL	Actual/360	4.590%	46,820.67	20,769.52	0.00	N/A	06/06/24	03/06/24	12,240,697.52	12,219,928.00	12/06/23
20	407000250	MU	Aventura	FL	Actual/360	4.658%	40,493.75	24,794.97	0.00	N/A	05/06/24	--	10,432,052.58	10,407,257.61	12/06/23
21	695100282	LO	North Charleston	SC	Actual/360	4.995%	42,671.56	23,319.92	0.00	N/A	05/06/24	--	10,251,426.52	10,228,106.60	12/06/23
22	695100292	RT	Johnstown	PA	Actual/360	4.860%	39,754.40	20,999.89	0.00	N/A	06/06/24	--	9,815,901.38	9,794,901.49	12/06/21
23	302090023	RT	Tyler	TX	Actual/360	4.686%	40,485.44	18,495.02	0.00	N/A	06/06/24	--	10,366,483.95	10,347,988.93	12/06/23
24	302090024	MH	Various	Various	Actual/360	5.077%	37,268.73	19,704.23	0.00	N/A	04/06/24	--	8,807,970.73	8,788,266.50	12/06/23
25	695100285	RT	Buffalo Grove	IL	Actual/360	4.735%	35,172.61	19,505.47	0.00	05/06/24	05/06/29	05/06/24	8,913,860.58	8,894,355.11	12/06/23
26	304101169	LO	Broomfield	CO	Actual/360	4.700%	33,636.54	20,301.79	0.00	N/A	05/06/24	--	8,588,051.91	8,567,750.12	12/06/23
27	695100294	OF	Myrtle Beach	SC	Actual/360	4.788%	35,864.17	18,101.68	0.00	N/A	06/06/24	--	8,988,513.66	8,970,411.98	12/06/23
28	302090028	LO	Pineville	NC	Actual/360	5.133%	35,877.85	18,623.16	0.00	N/A	06/06/24	--	8,386,758.09	8,368,134.93	12/06/23
29	302090029	SS	Various	GA	Actual/360	4.590%	35,115.50	15,577.14	0.00	N/A	06/06/24	03/06/24	9,180,523.31	9,164,946.17	12/06/23
30	304101179	RT	Various	Various	Actual/360	5.000%	31,088.44	16,863.15	0.00	N/A	06/06/24	--	7,461,226.28	7,444,363.13	11/06/23
31	302090031	OF	Cincinnati	OH	Actual/360	4.958%	27,860.72	15,414.15	0.00	N/A	05/06/24	--	6,743,215.52	6,727,801.37	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	302090032	IN	Charlotte	NC	Actual/360	4.859%	27,049.06	15,471.62	0.00	N/A	05/06/24	--	6,680,842.15	6,665,370.53	12/06/23
34	304101178	OF	San Diego	CA	Actual/360	4.870%	26,335.70	14,918.87	0.00	N/A	06/06/24	--	6,489,288.95	6,474,370.08	12/06/23
35	407000239	RT	Gilbert	AZ	Actual/360	4.929%	25,110.53	14,027.54	0.00	N/A	05/06/24	--	6,113,336.74	6,099,309.20	12/06/23
36	302090036	OF	College Station	TX	Actual/360	4.519%	20,360.18	19,735.40	0.00	N/A	05/06/24	--	5,407,152.25	5,387,416.85	12/06/23
37	302090037	RT	Various	Various	Actual/360	4.995%	24,284.63	13,271.50	0.00	N/A	05/06/24	--	5,834,144.68	5,820,873.18	12/06/23
38	304101180	RT	Pittsburgh	PA	Actual/360	5.070%	23,297.47	12,348.01	0.00	N/A	06/06/24	--	5,514,195.09	5,501,847.08	12/06/23
40	407000251	SS	Madison	TN	Actual/360	4.400%	19,490.93	13,058.53	0.00	N/A	05/06/24	02/06/24	5,315,708.33	5,302,649.80	12/06/23
42	302090042	IN	Charlotte	NC	Actual/360	4.859%	19,824.78	11,339.44	0.00	N/A	05/06/24	--	4,896,518.63	4,885,179.19	12/06/23
43	304101171	RT	Altoona	PA	Actual/360	5.020%	18,225.23	15,162.86	0.00	N/A	05/06/24	--	4,356,629.50	4,341,466.64	12/06/23
44	407000252	RT	Athens	GA	Actual/360	4.918%	18,437.24	10,279.47	0.00	N/A	06/06/24	--	4,499,174.20	4,488,894.73	12/06/23
45	304101184	SS	Various	Various	Actual/360	4.940%	18,894.73	9,096.21	0.00	N/A	05/06/24	--	4,589,813.02	4,580,716.81	12/06/23
46	304101175	MF	Clio	MI	Actual/360	4.860%	16,890.67	9,656.31	0.00	N/A	05/06/24	--	4,170,535.84	4,160,879.53	12/06/23
47	695100287	MF	Warren	MI	Actual/360	4.623%	15,867.37	9,833.62	0.00	N/A	05/06/24	--	4,118,719.65	4,108,886.03	12/06/23
48	304101174	MF	Big Rapids	MI	Actual/360	4.880%	15,366.59	8,726.19	0.00	N/A	05/06/24	--	3,778,670.28	3,769,944.09	12/06/23
49	302090049	RT	Centennial	CO	Actual/360	4.800%	15,450.70	7,765.74	0.00	N/A	06/06/24	--	3,862,674.58	3,854,908.84	12/06/23
50	302090050	MU	Palm Springs	CA	Actual/360	4.843%	15,148.37	8,050.07	0.00	N/A	06/06/24	--	3,753,855.39	3,745,805.32	12/06/23
51	304101187	SS	Various	AL	Actual/360	5.060%	15,481.61	8,232.59	0.00	N/A	06/06/24	--	3,671,528.95	3,663,296.36	12/06/23
53	695100286	RT	Farmington Hills	MI	Actual/360	5.089%	13,423.95	7,111.97	0.00	N/A	05/06/24	--	3,165,403.33	3,158,291.36	12/06/23
54	304101182	SS	Indianapolis	IN	Actual/360	5.100%	10,697.83	5,210.60	0.00	N/A	06/06/24	--	2,517,136.50	2,511,925.90	12/06/23
55	695100290	RT	Troy	MI	Actual/360	5.030%	9,724.87	5,222.85	0.00	N/A	06/06/24	--	2,320,048.94	2,314,826.09	12/06/23
56	301461001	RT	Marianna	FL	Actual/360	5.450%	10,509.74	2,314,071.48	0.00	N/A	03/06/24	--	2,314,071.48	0.00	12/06/23
57	302090057	RT	Centennial	CO	Actual/360	4.800%	9,427.55	4,738.41	0.00	N/A	06/06/24	--	2,356,886.53	2,352,148.12	12/06/23
58	302090058	RT	Novi	MI	Actual/360	5.070%	9,176.59	4,892.21	0.00	N/A	05/06/24	--	2,171,974.28	2,167,082.07	12/06/23
Totals							2,807,988.09	3,218,104.09	0.00				715,176,070.79	711,957,966.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,442,720.74	11,890,593.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,014,311.18	13,903,006.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	500,350.00	01/01/23	06/30/23	08/07/23	21,909,972.38	681,334.90	231,992.02	6,937,026.34	1,832,845.34	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,509,181.00	882,995.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	959,010.96	368,447.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(701,853.70)	(802,639.95)	01/01/23	09/30/23	--	0.00	0.00	110,855.22	221,844.57	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	840,194.12	560,598.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,559,702.18	1,270,102.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,682,198.88	1,359,211.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,494,857.00	1,203,805.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	994,796.59	621,870.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,176,325.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,491,389.22	1,764,872.45	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	631,123.00	0.00	--	--	10/06/23	6,136,278.62	382,274.48	35,704.05	1,068,152.44	99,941.79	0.00
23	1,340,542.27	985,472.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	713,363.04	455,587.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	309,171.00	272,749.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	954,774.70	951,775.85	10/01/22	09/30/23	--	0.00	0.00	47,889.41	47,889.41	0.00	0.00
31	808,842.61	587,939.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,237,569.00	919,358.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	819,363.88	506,356.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,164,301.24	858,700.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	789,300.80	443,836.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	733,527.93	630,950.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	904,135.56	623,636.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	793,525.20	644,680.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	834,318.34	625,601.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	617,466.04	461,664.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	986,451.95	775,146.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	359,837.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	229,547.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	375,284.03	183,945.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	694,795.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	687,518.75	514,415.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	481,974.00	254,594.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	514,486.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	356,353.59	160,678.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	401,666.40	276,045.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	318,260.22	153,680.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	259,715.10	211,282.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	62,495,868.56	46,305,492.95				28,046,251.00	1,063,609.38	426,440.70	8,274,912.76	1,932,787.13	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
56	301461001	2,309,053.18	Payoff Prior to Maturity	0.00	0.00
Totals		2,309,053.18		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/23	1	17,761,383.22	0	0.00	1	9,794,901.49	0	0.00	2	94,794,901.49	0	0.00	0	0.00	1	2,309,053.18	4.709036%	4.643089%	1
11/10/23	0	0.00	0	0.00	1	9,815,901.38	0	0.00	2	94,815,901.38	0	0.00	0	0.00	0	0.00	4.711547%	4.652005%	2
10/13/23	0	0.00	0	0.00	1	9,835,494.13	0	0.00	2	94,835,494.13	0	0.00	0	0.00	0	0.00	4.711654%	4.652136%	3
09/12/23	0	0.00	0	0.00	1	9,856,330.28	0	0.00	2	94,856,330.28	0	0.00	0	0.00	0	0.00	4.711768%	4.652276%	4
08/11/23	0	0.00	0	0.00	1	9,875,754.54	0	0.00	2	94,875,754.54	0	0.00	0	0.00	0	0.00	4.711873%	4.652405%	5
07/12/23	0	0.00	0	0.00	1	9,895,097.85	0	0.00	2	94,895,097.85	0	0.00	0	0.00	0	0.00	4.711978%	4.652534%	6
06/12/23	0	0.00	0	0.00	1	9,915,693.58	0	0.00	2	94,915,693.58	0	0.00	0	0.00	0	0.00	4.712089%	4.652670%	7
05/12/23	0	0.00	0	0.00	1	9,934,870.44	0	0.00	2	94,934,870.44	0	0.00	0	0.00	0	0.00	4.712192%	4.652797%	8
04/13/23	0	0.00	0	0.00	1	9,955,305.74	0	0.00	2	94,955,305.74	0	0.00	0	0.00	0	0.00	4.712303%	4.652932%	9
03/10/23	0	0.00	0	0.00	1	9,974,317.51	0	0.00	2	94,974,317.51	0	0.00	0	0.00	0	0.00	4.712404%	4.653057%	10
02/10/23	0	0.00	0	0.00	1	9,997,282.07	0	0.00	2	94,997,282.07	0	0.00	0	0.00	0	0.00	4.712529%	4.653209%	11
01/12/23	0	0.00	0	0.00	1	10,016,118.90	0	0.00	2	95,016,118.90	0	0.00	0	0.00	0	0.00	4.712629%	4.653332%	12
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304101183	12/06/21	23	5	231,992.02	6,937,026.34	4,800,740.26	85,000,000.00	03/16/21	7			08/24/22
12	302090012	10/06/23	1	1	110,855.22	221,844.57	0.00	17,842,374.04	11/21/23	13
22	695100292	12/06/21	23	6	35,704.05	1,068,152.44	172,252.32	10,263,337.83	05/10/19	7			04/11/22
30	304101179	11/06/23	0	B	47,889.41	47,889.41	0.00	7,461,226.28
Totals					426,440.70	8,274,912.76	4,972,992.58	120,566,938.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		85,000,000	0		0	85,000,000
0 - 6 Months		626,957,967	599,401,682		17,761,383	9,794,901
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	711,957,967	599,401,682	17,761,383	0	0	94,794,901
Nov-23	715,176,071	620,360,169	0	0	0	94,815,901
Oct-23	716,025,509	621,190,014	0	0	0	94,835,494
Sep-23	716,927,551	622,071,220	0	0	0	94,856,330
Aug-23	717,769,776	622,894,022	0	0	0	94,875,755
Jul-23	718,608,534	623,713,436	0	0	0	94,895,098
Jun-23	719,500,281	624,584,588	0	0	0	94,915,694
May-23	720,331,913	625,397,042	0	0	0	94,934,870
Apr-23	721,216,792	626,261,486	0	0	0	94,955,306
Mar-23	722,041,355	627,067,038	0	0	0	94,974,318
Feb-23	723,033,263	628,035,981	0	0	0	94,997,282
Jan-23	723,850,345	628,834,226	0	0	0	95,016,119
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304101183	85,000,000.00	85,000,000.00	80,600,000.00	05/29/23	500,350.00	0.25710	06/30/23	06/06/21	I/O
12	302090012	17,761,383.22	17,842,374.04	30,700,000.00	04/09/14	(1,187,248.95)	(1.18040)	09/30/23	06/06/24	245
22	695100292	9,794,901.49	10,263,337.83	5,900,000.00	08/28/23	553,129.00	0.75860	12/31/22	06/06/24	245
Totals		112,556,284.71	113,105,711.87	117,200,000.00		(133,769.95)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304101183	MU	NC	03/16/21	7

The collateral is a 304,772 SF mixed use property located in Charlotte, NC. The 4-story retail and office complex was built in 2008 and renovated in 2011. An August 2023 inspection found the asset in good overall condition. Title was received in

August 20 22. The submarket was greatly impacted by the COVID-19 pandemic but rebranding efforts, in conjunction with employees increasingly returning to the office, have caused a spike in new leasing prospects with ten newly signed leases as well as several execut ed renewals. Most of the new tenants are expected to open and commence rent payments in early 2024. As of October 2023, the asset was 38% occupied. An improvement plan to cure deferred maintenance is underway and expected to be complete inlate 2023/early2 024. The special servicer is working to lease the vacant spaces to stabilize the property.

12	302090012	OF	MI	11/21/23	13

The loan transferred to Special Servicing effective 11/21/2023 for imminent monetary default. The subject is a 360,280 SF office property located in Southfield, MI, built in 1985 and renovated in 2023. Loan is currently cash managed due to a major tenant failing to renew lease in time. Files are currently under review to determine workout strategies going forward.

22	695100292	RT	PA	05/10/19	7

The loan transferred to special servicing effective 5/10/19 due to payment default. The loan is secured by a 201,712 sf retail property located in Johnstown, PA. The property was built in 1964 and is anchored by Memorial Medical Center

(60,000sf) with a N ovember 2023 lease expiration. Good Cents Grocery occupied 46,032 sf but vacated in December 2016. Occupancy at the end of November 2023 was 54%; however, occupancy will decline to 24% at the beginning of

December 2023 because the 60,000 sf flex space t enant is vacating by 12/1/2023. The property was inspected 6/19/2023 and found to be in fair condition at that time. PNA signed. After several modification discussions, the Borrower indicated

they can no longer support the collateral and would no longe r pursue a modification. A receiver was appointed on 6/24/2021. The Trust was the high bidder at the 3/11/2022 Sheriff's Sale. The Sheriff's Deed was recorded 4/14/22. The leasing team is focused on leasing the vacant space, including the 46,000 sf fo rmer grocer space and 60,000 sf flex space. One or two small tenants may also vacate by the end of 2023. The strategy is to lease up and stabilize the property before disposition. The special servicer is re-evaluating the strategy and might dispose of the property in 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101154	0.00	4.66000%	0.00	4.66000%	10	11/03/20	11/03/20	12/07/20
1	304101154	0.00	4.66000%	0.00	4.66000%	10	12/07/20	11/03/20	11/03/20
28	302090028	9,065,207.00	5.13350%	9,065,207.00 5.13350%		10	05/04/20	05/06/20	07/06/20
28	302090028	0.00	5.13350%	0.00	5.13350%	10	07/06/20	05/06/20	05/04/20
Totals		9,065,207.00		9,065,207.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	304101173 12/10/21	5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	92,203.61	2,496,289.29	39.86%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	92,203.61	2,496,289.29

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	304101173	04/13/23	0.00	0.00	2,496,289.29	0.00	0.00	(89,177.11)	0.00	0.00	2,496,289.29
		08/12/22	0.00	0.00	2,585,466.40	0.00	0.00	(3,026.50)	0.00	0.00
		12/10/21	0.00	0.00	2,588,492.90	0.00	0.00	2,588,492.90	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,496,289.29	0.00	0.00	2,496,289.29	0.00	0.00	2,496,289.29

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	17,708.33	0.00	0.00	80,701.73	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	24,596.25	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,708.33	0.00	0.00	105,297.98	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		130,006.31

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Supplemental Notes
None

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